Summary of Significant Accounting Policies - Schedule of Foreign Currencies Translation Exchange Rates (Details)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Period-end MYR [Member]
Foreign Currency Exchange Rate, Translation	4.34	4.09	4.13	4.10	4.14	4.03
Period-average MYR [Member]
Foreign Currency Exchange Rate, Translation	4.21	4.16	4.13	4.08	4.13	4.21
Period-end HKD [Member]
Foreign Currency Exchange Rate, Translation	7.75	7.79	7.81	7.85	7.83
Period-average HKD [Member]
Foreign Currency Exchange Rate, Translation	7.77	7.83	7.84	7.85	7.84
Period-end AUD [Member]
Foreign Currency Exchange Rate, Translation	1.63	1.43	1.42	1.41
Period-average AUD [Member]
Foreign Currency Exchange Rate, Translation	1.55	1.46	1.42	1.40